June 30, 2003	• Pacific Select Fund • Pacific Select Variable Annuity Separate Account of Pacific Life Insurance Company

Semi-Annual

    Reports

PACIFIC SELECT

PACIFIC SELECT FUND

Schedules of Investments and Notes	A-1

Financial Statements:

Statements of Assets and Liabilities	B-1

Statements of Operations	B-5

Statements of Changes in Net Assets	B-9

Financial Highlights	C-1

Notes to Financial Statements	D-1

Trustees and Officers Information	E-1

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

Financial Statements:

Statements of Assets and Liabilities	F-1

Statements of Operations	F-5

Statements of Changes in Net Assets	F-9

Financial Highlights	G-1

Notes to Financial Statements	H-1

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

JUNE 30, 2003 (Unaudited)

(In thousands)

	Blue Chip Variable Account	Aggressive Growth Variable Account	Diversified Research Variable Account	Small-Cap Equity Variable Account	International Large-Cap Variable Account	Short Duration Bond Variable Account	I-Net TollkeeperSM Variable Account	Financial Services Variable Account	Health Sciences Variable Account

ASSETS
Investments:
Blue Chip Portfolio	$71,854
Aggressive Growth Portfolio		$4,762
Diversified Research Portfolio			$26,451
Small-Cap Equity Portfolio				$30,935
International Large-Cap Portfolio					$68,035
Short Duration Bond Portfolio						$56,374
I-Net Tollkeeper PortfolioSM							$6,487
Financial Services Portfolio								$6,991
Health Sciences Portfolio									$8,474
Receivables:
Due from Pacific Life Insurance Company	–	–	–	–	1	144	–	–	–
Fund shares redeemed	9	5	54	66	–	–	8	8	56

Total Assets	71,863	4,767	26,505	31,001	68,036	56,518	6,495	6,999	8,530

LIABILITIES
Payables:
Due to Pacific Life Insurance Company	9	5	54	66	–	–	8	8	56
Fund shares purchased	–	–	–	–	1	144	–	–	–

Total Liabilities	9	5	54	66	1	144	8	8	56

NET ASSETS	$71,854	$4,762	$26,451	$30,935	$68,035	$56,374	$6,487	$6,991	$8,474

Shares Owned in each Portfolio	10,756	703	2,820	2,007	12,284	5,630	1,945	801	1,031

Cost of Investments	$92,686	$4,601	$26,445	$32,296	$85,546	$56,306	$5,950	$6,452	$7,837

See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

JUNE 30, 2003 (Unaudited)

(In thousands)

	Technology Variable Account	Telecom- munications Variable Account	Growth LT Variable Account	Focused 30 Variable Account	Mid-Cap Value Variable Account	International Value Variable Account	Capital Opportunities Variable Account	Global Growth Variable Account	Equity Index Variable Account

ASSETS
Investments:
Technology Portfolio	$5,000
Telecommunications Portfolio		$867
Growth LT Portfolio			$288,207
Focused 30 Portfolio				$4,560
Mid-Cap Value Portfolio					$77,294
International Value Portfolio						$196,730
Capital Opportunities Portfolio							$17,917
Global Growth Portfolio								$2,182
Equity Index Portfolio									$233,395
Receivables:
Due from Pacific Life Insurance Company	12	5	–	5	1	–	–	4	–
Fund shares redeemed	–	–	406	–	–	192	9	–	3,968

Total Assets	5,012	872	288,613	4,565	77,295	196,922	17,926	2,186	237,363

LIABILITIES
Payables:
Due to Pacific Life Insurance Company	–	–	406	–	–	192	9	–	3,968
Fund shares purchased	12	5	–	5	1	–	–	4	–

Total Liabilities	12	5	406	5	1	192	9	4	3,968

NET ASSETS	$5,000	$867	$288,207	$4,560	$77,294	$196,730	$17,917	$2,182	$233,395

Shares Owned in each Portfolio	1,344	262	18,984	761	6,172	17,929	2,565	288	10,003

Cost of Investments	$4,353	$752	$280,634	$5,154	$67,377	$231,384	$20,371	$2,268	$183,264

See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

JUNE 30, 2003 (Unaudited)

(In thousands)

	Small-Cap Index Variable Account	Multi- Strategy Variable Account	Main Street® Core Variable Account (1)	Emerging Markets Variable Account	Inflation Managed Variable Account	Managed Bond Variable Account	Small-Cap Value Variable Account	Money Market Variable Account	High Yield Bond Variable Account

ASSETS
Investments:
Small-Cap Index Portfolio	$35,719
Multi-Strategy Portfolio		$102,608
Main Street® Core Portfolio (1)			$200,512
Emerging Markets Portfolio				$28,359
Inflation Managed Portfolio					$187,353
Managed Bond Portfolio						$315,060
Small-Cap Value Portfolio							$19,090
Money Market Portfolio								$119,314
High Yield Bond Portfolio									$116,451
Receivables:
Due from Pacific Life Insurance Company	3	–	–	–	–	103	–	3,437	–
Fund shares redeemed	–	63	387	79	46	–	3	–	65

Total Assets	35,722	102,671	200,899	28,438	187,399	315,163	19,093	122,751	116,516

LIABILITIES
Payables:
Due to Pacific Life Insurance Company	–	63	387	79	46	–	3	–	65
Fund shares purchased	3	–	–	–	–	103	–	3,437	–

Total Liabilities	3	63	387	79	46	103	3	3,437	65

NET ASSETS	$35,719	$102,608	$200,512	$28,359	$187,353	$315,060	$19,090	$119,314	$116,451

Shares Owned in each Portfolio	3,765	7,489	12,211	4,159	14,635	26,134	1,780	11,827	17,112

Cost of Investments	$33,982	$99,936	$208,098	$26,550	$153,849	$276,127	$17,819	$118,902	$124,586

(1) Formerly named Large-Cap Core Variable Account and Large-Cap Core Portfolio.

See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

JUNE 30, 2003 (Unaudited)

(In thousands)

	Equity Income Variable Account	Research Variable Account	Equity Variable Account	Aggressive Equity Variable Account	Large-Cap Value Variable Account	Comstock Variable Account (1)	Real Estate Variable Account	Mid-Cap Growth Variable Account

ASSETS

Investments:
Equity Income Portfolio	$12,497
Research Portfolio		$1,017
Equity Portfolio			$67,477
Aggressive Equity Portfolio				$37,210
Large-Cap Value Portfolio					$120,109
Comstock Portfolio (1)						$25,580
Real Estate Portfolio							$36,138
Mid-Cap Growth Portfolio								$8,188

Receivables:
Due from Pacific Life Insurance Company	–	–	–	–	–	–	5	–
Fund shares redeemed	37	1	113	146	215	16	—	16

Total Assets	12,534	1,018	67,590	37,356	120,324	25,596	36,143	8,204

LIABILITIES

Payables:
Due to Pacific Life Insurance Company	37	1	113	146	215	16	–	16
Fund shares purchased	–	–	–	–	–	–	5	–

Total Liabilities	37	1	113	146	215	16	5	16

NET ASSETS	$12,497	$1,017	$67,477	$37,210	$120,109	$25,580	$36,138	$8,188

Shares Owned in each Portfolio	1,327	118	4,348	4,801	11,731	3,297	2,621	1,683

Cost of Investments	$11,531	$908	$78,082	$41,982	$137,499	$24,483	$27,627	$7,275

(1)	Formerly named Strategic Value Variable Account and Strategic Value Portfolio.

See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE PERIOD ENDED JUNE 30, 2003 (Unaudited)

(In thousands)

	Blue Chip Variable Account	Aggressive Growth Variable Account	Diversified Research Variable Account	Small-Cap Equity Variable Account	International Large-Cap Variable Account	Short Duration Bond Variable Account (1)	I-Net Tollkeeper Variable Account	Financial Services Variable Account	Health Sciences Variable Account

INVESTMENT INCOME
Dividends	$–	$–	$–	$–	$–	$159	$–	$–	$–

EXPENSES
Mortality and expense risk fees	445	22	139	163	379	112	30	34	40

Net Investment Income (Loss)	(445)	(22)	(139)	(163)	(379)	47	(30)	(34)	(40)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss from security transactions	(8,409)	(240)	(1,110)	(1,658)	(4,610)	–	(1,823)	(221)	(213)
Change in net unrealized appreciation on investments	15,703	596	4,443	5,778	8,778	68	2,732	858	1,220

Net Gain on Investments	7,294	356	3,333	4,120	4,168	68	909	637	1,007

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$6,849	$334	$3,194	$3,957	$3,789	$115	$879	$603	$967

(1) Operations commenced during 2003 (See Note 1 to Financial Statements).

See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS (Continued)

FOR THE PERIOD ENDED JUNE 30, 2003 (Unaudited)

(In thousands)

	Technology Variable Account	Telecom- munications Variable Account	Growth LT Variable Account	Focused 30 Variable Account	Mid-Cap Value Variable Account	International Value Variable Account	Capital Opportunities Variable Account	Global Growth Variable Account	Equity Index Variable Accouont

INVESTMENT INCOME

Dividends	$–	$–	$–	$–	$–	$–	$–	$–	$–

EXPENSES

Mortality and expense risk fees	32	6	1,742	23	463	1,187	108	13	1,481

Net Investment Loss	(32)	(6)	(1,742)	(23)	(463)	(1,187)	(108)	(13)	(1,481)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Net realized loss from security transactions	(249)	(371)	(11,220)	(569)	(1,294)	(13,721)	(2,907)	(91)	(242)

Change in net unrealized appreciation on investments	1,707	478	52,436	1,207	8,183	25,937	5,027	293	24,948

Net Gain on Investments	1,458	107	41,216	638	6,889	12,216	2,120	202	24,706

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,426	$101	$39,474	$615	$6,426	$11,029	$2,012	$189	$23,225

See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS (Continued)

FOR THE PERIOD ENDED JUNE 30, 2003 (Unaudited)

(In thousands)

	Small-Cap	Multi-	Main	Emerging	Inflation	Managed	Small-Cap	Money	High Yield
	Index	Strategy	Street Core	Markets	Managed	Bond	Value	Market	Bond
	Variable	Variable	Variable	Variable	Variable	Variable	Variable	Variable	Variable
	Account	Account	Account (1)	Account	Account	Account	Account (2)	Account	Account

INVESTMENT INCOME

Dividends	$–	$–	$–	$–	$–	$6,896	$–	$647	$3,871

EXPENSES

Mortality and expense risk fees	194	621	1,139	167	1,212	2,209	37	934	647

Net Investment Income (Loss)	(194)	(621)	(1,139)	(167)	(1,212)	4,687	(37)	(287)	3,224

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Net realized gain (loss) from security transactions	(2,811)	(2,118)	(6,314)	(1,675)	1,283	7,654	–	180	(3,114)
Change in net unrealized appreciation (depreciation) on investments	7,572	11,358	24,345	5,554	10,138	6,414	1,271	(157)	11,345

Net Gain on Investments	4,761	9,240	18,031	3,879	11,421	14,068	1,271	23	8,231

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$4,567	$8,619	$16,892	$3,712	$10,209	$18,755	$1,234	($264)	$11,455

(1)	Formerly named Large-Cap Core Variable Account.

(2)	Operations commenced during 2003 (See Note 1 to Financial Statements).

See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS (Continued)

FOR THE PERIOD ENDED JUNE 30, 2003 (Unaudited)

(In thousands)

	Equity Income Variable Account	Research Variable Account	Equity Variable Account	Aggressive Equity Variable Account	Large-Cap Value Variable Account	Comstock Variable Account (1)	Real Estate Variable Account	Mid-Cap Growth Variable Account

INVESTMENT INCOME
Dividends	$–	$–	$–	$–	$–	$–	$–	$–

EXPENSES
Mortality and expense risk fees	80	7	430	222	708	76	216	50

Net Investment Loss	(80)	(7)	(430)	(222)	(708)	(76)	(216)	(50)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) from security transactions	(737)	(77)	(10,288)	(5,255)	(6,770)	(447)	189	(3,890)
Change in net unrealized appreciation on investments	1,888	132	17,039	9,590	22,118	2,664	4,381	4,844

Net Gain on Investments	1,151	55	6,751	4,335	15,348	2,217	4,570	954

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,071	$48	$6,321	$4,113	$14,640	$2,141	$4,354	$904

(1)	Formerly named Strategic Value Variable Account.

See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIOD ENDED JUNE 30, 2003 (Unaudited)

(In thousands)

	Blue Chip Variable Account	Aggressive Growth Variable Account	Diversified Research Variable Account	Small-Cap Equity Variable Account	International Large-Cap Variable Account	Short Duration Bond Variable Account (1)	I-Net Tollkeeper Variable Account	Financial Services Variable Account	Health Sciences Variable Account

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($445)	($22)	($139)	($163)	($379)	$47	($30)	($34)	($40)
Net realized loss from security transactions	(8,409)	(240)	(1,110)	(1,658)	(4,610)	–	(1,823)	(221)	(213)
Change in net unrealized appreciation on investments	15,703	596	4,443	5,778	8,778	68	2,732	858	1,220

Net Increase in Net Assets Resulting from Operations	6,849	334	3,194	3,957	3,789	115	879	603	967

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Transfer of net premiums	559	24	161	157	493	204	44	87	65
Transfers between variable accounts, net	(5,489)	1,379	3,004	1,523	5,534	57,254	1,488	1,880	2,047
Transfers—policy charges and deductions	(359)	(17)	(90)	(172)	(268)	(39)	(35)	(12)	(14)
Transfers—surrenders	(4,961)	(162)	(2,256)	(1,719)	(4,064)	(1,161)	(349)	(421)	(602)
Transfers—other	(4)	–	(3)	(1)	1	1	(1)	1	–

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(10,254)	1,224	816	(212)	1,696	56,259	1,147	1,535	1,496

NET INCREASE (DECREASE) IN NET ASSETS	(3,405)	1,558	4,010	3,745	5,485	56,374	2,026	2,138	2,463

NET ASSETS
Beginning of Period	75,259	3,204	22,441	27,190	62,550	–	4,461	4,853	6,011

End of Period	$71,854	$4,762	$26,451	$30,935	$68,035	$56,374	$6,487	$6,991	$8,474

(1) Operations commenced during 2003 (See Note 1 to Financial Statements).

See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE PERIOD ENDED JUNE 30, 2003 (Unaudited)

(In thousands)

	Technology Variable Account	Telecom- munications Variable Account	Growth LT Variable Account	Focused 30 Variable Account	Mid-Cap Value Variable Account	International Value Variable Account	Capital Opportunities Variable Account	Global Growth Variable Account	Equity Index Variable Account

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS

Net investment loss	($32)	($6)	($1,742)	($23)	($463)	($1,187)	($108)	($13)	($1,481)

Net realized loss from security transactions	(249)	(371)	(11,220)	(569)	(1,294)	(13,721)	(2,907)	(91)	(242)

Change in net unrealized appreciation on investments	1,707	478	52,436	1,207	8,183	25,937	5,027	293	24,948

Net Increase in Net Assets Resulting from Operations	1,426	101	39,474	615	6,426	11,029	2,012	189	23,225

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS

Transfer of net premiums	108	20	1,251	11	579	1,029	155	16	1,377

Transfers between variable accounts, net	329	(568)	(26,896)	548	(2,426)	(3,381)	(1,892)	78	(25,517)

Transfers—policy charges and deductions	(11)	(1)	(1,981)	(16)	(321)	(1,682)	(99)	(18)	(2,910)

Transfers—surrenders	(404)	(117)	(18,203)	(304)	(5,786)	(13,181)	(1,126)	(195)	(15,885)

Transfers—other	(1)	–	5	–	–	(14)	1	–	(2)

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	21	(666)	(45,824)	239	(7,954)	(17,229)	(2,961)	(119)	(42,937)

NET INCREASE (DECREASE) IN NET ASSETS	1,447	(565)	(6,350)	854	(1,528)	(6,200)	(949)	70	(19,712)

NET ASSETS

Beginning of Period	3,553	1,432	294,557	3,706	78,822	202,930	18,866	2,112	253,107

End of Period	$5,000	$867	$288,207	$4,560	$77,294	$196,730	$17,917	$2,182	$233,395

See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE PERIOD ENDED JUNE 30, 2003 (Unaudited)

(In thousands)

	Small-Cap Index Variable Account	Multi- Strategy Variable Account	Main Street Core Variable Account (1)	Emerging Markets Variable Account	Inflation Managed Variable Account	Managed Bond Variable Account	Small-Cap Value Variable Account (2)	Money Market Variable Account	High Yield Bond Variable Account

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS

Net investment income (loss)	($194)	($621)	($1,139)	($167)	($1,212)	$4,687	($37)	($287)	$3,224

Net realized gain (loss) from security transactions	(2,811)	(2,118)	(6,314)	(1,675)	1,283	7,654	–	180	(3,114)

Change in net unrealized appreciation (depreciation) on investments	7,572	11,358	24,345	5,554	10,138	6,414	1,271	(157)	11,345

Net Increase (Decrease) in Net Assets Resulting from Operations	4,567	8,619	16,892	3,712	10,209	18,755	1,234	(264)	11,455

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS

Transfer of net premiums	246	507	782	211	1,202	1,567	61	1,819	756

Transfers between variable accounts, net	(2,301)	(3,354)	12,231	(1,297)	(2,843)	(52,997)	18,170	(13,550)	17,995

Transfers—policy charges and deductions	(156)	(1,316)	(2,027)	(217)	(1,463)	(2,233)	(23)	(1,085)	(650)

Transfers—surrenders	(2,059)	(6,941)	(12,559)	(2,464)	(16,065)	(29,517)	(351)	(31,292)	(9,687)

Transfers—other	1	(2)	(3)	(1)	(11)	1	(1)	–	3

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(4,269)	(11,106)	(1,576)	(3,768)	(19,180)	(83,179)	17,856	(44,108)	8,417

NET INCREASE (DECREASE) IN NET ASSETS	298	(2,487)	15,316	(56)	(8,971)	(64,424)	19,090	(44,372)	19,872

NET ASSETS

Beginning of Period	35,421	105,095	185,196	28,415	196,324	379,484	–	163,686	96,579

End of Period	$35,719	$102,608	$200,512	$28,359	$187,353	$315,060	$19,090	$119,314	$116,451

(1)  Formerly named Large-Cap Core Variable Account.

(2)  Operations commenced during 2003 (See Note 1 to Financial Statements).

See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE PERIOD ENDED JUNE 30, 2003 (Unaudited)

(In thousands)

	Equity Income Variable Account	Research Variable Account	Equity Variable Account	Aggressive Equity Variable Account	Large-Cap Value Variable Account	Comstock Variable Account (1)	Real Estate Variable Account	Mid-Cap Growth Variable Account

INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS

Net investment loss	($80)	($7)	($430)	($222)	($708)	($76)	($216)	($50)

Net realized gain (loss) from security transactions	(737)	(77)	(10,288)	(5,255)	(6,770)	(447)	189	(3,890)

Change in net unrealized appreciation on investments	1,888	132	17,039	9,590	22,118	2,664	4,381	4,844

Net Increase in Net Assets Resulting from Operations	1,071	48	6,321	4,113	14,640	2,141	4,354	904

INCREASE (DECREASE) IN NET ASSETS

FROM POLICY TRANSACTIONS

Transfer of net premiums	65	5	331	203	906	82	353	55

Transfers between variable accounts, net	(1,518)	(894)	(4,863)	(4,004)	(4,826)	17,471	(1,142)	(1,225)

Transfers—policy charges and deductions	(33)	(15)	(756)	(253)	(536)	(51)	(181)	(25)

Transfers—surrenders	(1,119)	(100)	(4,372)	(2,327)	(7,515)	(683)	(3,234)	(667)

Transfers—other	2	–	4	–	4	1	–	–

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(2,603)	(1,004)	(9,656)	(6,381)	(11,967)	16,820	(4,204)	(1,862)

NET INCREASE (DECREASE) IN NET ASSETS	(1,532)	(956)	(3,335)	(2,268)	2,673	18,961	150	(958)

NET ASSETS

Beginning of Period	14,029	1,973	70,812	39,478	117,436	6,619	35,988	9,146

End of Period	$12,497	$1,017	$67,477	$37,210	$120,109	$25,580	$36,138	$8,188

(1) Formerly named Strategic Value Variable Account.

See Notes to Financial Statements

PACIFIC SELECT FUND VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2002

(In thousands)

	Blue Chip Variable Account	Aggressive Growth Variable Account	Diversified Research Variable Account	Small-Cap Equity Variable Account	International Large-Cap Variable Account	I-Net Tollkeeper Variable Account	Financial Services Variable Account	Health Sciences Variable Account	Technology Variable Account

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS

Net investment loss	($1,031)	($109)	($224)	($330)	($243)	($65)	($73)	($101)	($48)

Net realized loss from security transactions	(7,264)	(2,896)	(2,626)	(8,513)	(14,702)	(7,512)	(1,106)	(710)	(2,128)

Change in net unrealized appreciation (depreciation) on investments	(21,211)	1,672	(4,907)	(3,800)	(272)	4,393	(223)	(1,550)	(562)

Net Decrease in Net Assets Resulting from Operations	(29,506)	(1,333)	(7,757)	(12,643)	(15,217)	(3,184)	(1,402)	(2,361)	(2,738)

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS

Transfer of net premiums	1,472	175	304	480	1,085	67	92	107	49

Transfers between variable accounts, net	6,195	(12,497)	4,481	(2,032)	(8,756)	(1,047)	(225)	(647)	799

Transfers—policy charges and deductions	(719)	(96)	(132)	(355)	(616)	(43)	(33)	(60)	(22)

Transfers—surrenders	(11,655)	(1,018)	(3,456)	(6,200)	(9,677)	(505)	(1,126)	(1,301)	(689)

Transfers—other	(2)	1	2	1	3	–	7	–	2

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(4,709)	(13,435)	1,199	(8,106)	(17,961)	(1,528)	(1,285)	(1,901)	139

NET DECREASE IN NET ASSETS	(34,215)	(14,768)	(6,558)	(20,749)	(33,178)	(4,712)	(2,687)	(4,262)	(2,599)

NET ASSETS

Beginning of Year	109,474	17,972	28,999	47,939	95,728	9,173	7,540	10,273	6,152

End of Year	$75,259	$3,204	$22,441	$27,190	$62,550	$4,461	$4,853	$6,011	$3,553

See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2002

(In thousands)

	Telecom- munications Variable Account	Growth LT Variable Account	Focused 30 Variable Account	Mid-Cap Value Variable Account	International Value Variable Account	Capital Opportunities Variable Account	Global Growth Variable Account	Equity Index Variable Account	Small-Cap Index Variable Account

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS

Net investment income gain (loss)	($13)	($915)	($63)	$6,598	($1,057)	($249)	($34)	$28,025	($168)

Net realized gain (loss) from security transactions	(841)	(39,081)	(2,355)	(6,436)	(35,617)	(5,134)	(399)	2,438	(5,767)

Change in net unrealized appreciation (depreciation) on investments	27	(118,708)	231	(20,121)	(2,512)	(2,664)	(231)	(124,003)	(7,026)

Net Decrease in Net Assets Resulting from Operations	(827)	(158,704)	(2,187)	(19,959)	(39,186)	(8,047)	(664)	(93,540)	(12,961)

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS

Transfer of net premiums	28	3,550	35	1,591	2,963	498	60	3,021	537

Transfers between variable accounts, net	725	(57,375)	(2,116)	(20,113)	(33,527)	(1,548)	387	(43,726)	26,230

Transfers—policy charges and deductions	(2)	(4,233)	(63)	(1,014)	(2,749)	(186)	(27)	(3,770)	(275)

Transfers—surrenders	(188)	(59,334)	(897)	(18,313)	(36,059)	(2,663)	(404)	(47,579)	(4,747)

Transfers—other	–	22	–	8	–	–	1	(9)	2

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	563	(117,370)	(3,041)	(37,841)	(69,372)	(3,899)	17	(92,063)	21,747

NET INCREASE (DECREASE) IN NET ASSETS	(264)	(276,074)	(5,228)	(57,800)	(108,558)	(11,946)	(647)	(185,603)	8,786

NET ASSETS

Beginning of Year	1,696	570,631	8,934	136,622	311,488	30,812	2,759	438,710	26,635

End of Year	$1,432	$294,557	$3,706	$78,822	$202,930	$18,866	$2,112	$253,107	$35,421

See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2002

(In thousands)

	Multi- Strategy Variable Account	Main Street Core Variable Account (1)	Emerging Markets Variable Account	Inflation Managed Variable Account	Managed Bond Variable Account	Money Market Variable Account	High Yield Bond Variable Account	Equity Income Variable Account	Research Variable Account

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS

Net investment income gain (loss)	$2,345	($1,543)	($278)	$1,987	$17,376	$293	$8,247	$23	($1)

Net realized gain (loss) from security transactions	(6,311)	(20,851)	(5,289)	420	3,884	93	(16,829)	(1,172)	(54)

Change in net unrealized appreciation (depreciation) on investments	(18,261)	(75,144)	4,442	18,685	16,880	(71)	3,511	(922)	(23)

Net Increase (Decrease) in Net Assets Resulting from Operations	(22,227)	(97,538)	(1,125)	21,092	38,140	315	(5,071)	(2,071)	(78)

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS

Transfer of net premiums	789	2,052	442	1,535	4,554	3,866	991	183	13

Transfers between variable accounts, net	(18,744)	(45,136)	(7,046)	89,123	(86,825)	32,147	(9,434)	18,086	2,115

Transfers—policy charges and deductions	(2,109)	(3,508)	(322)	(1,932)	(5,437)	(4,556)	(1,659)	(117)	(12)

Transfers—surrenders	(19,150)	(37,664)	(5,799)	(28,607)	(65,776)	(89,397)	(19,220)	(2,056)	(65)

Transfers—other	(2)	(3)	1	5	(2)	–	(17)	4	–

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(39,216)	(84,259)	(12,724)	60,124	(153,486)	(57,940)	(29,339)	16,100	2,051

NET INCREASE (DECREASE) IN NET ASSETS	(61,443)	(181,797)	(13,849)	81,216	(115,346)	(57,625)	(34,410)	14,029	1,973

NET ASSETS

Beginning of Year	166,538	366,993	42,264	115,108	494,830	221,311	130,989	–	–

End of Year	$105,095	$185,196	$28,415	$196,324	$379,484	$163,686	$96,579	$14,029	$1,973

(1)  Formerly named Large-Cap Core Variable Account.

See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2002

(In thousands)

	Equity Variable Account	Aggressive Equity Variable Account	Large-Cap Value Variable Account	Comstock Variable Account (1)	Real Estate Variable Account	Mid-Cap Growth Variable Account

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS

Net investment income gain (loss)	($978)	($659)	($520)	($115)	$1,804	($111)

Net realized loss from security transactions	(19,205)	(8,185)	(11,966)	(2,368)	(1,734)	(2,973)

Change in net unrealized depreciation on investments	(15,154)	(9,248)	(28,233)	(442)	(2,081)	(3,289)

Net Decrease in Net Assets Resulting from Operations	(35,337)	(18,092)	(40,719)	(2,925)	(2,011)	(6,373)

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS

Transfer of net premiums	946	603	2,145	64	538	162

Transfers between variable accounts, net	(21,327)	5,903	(4,196)	(1,119)	4,205	4,691

Transfers—policy charges and deductions	(1,235)	(554)	(1,186)	(101)	(330)	(60)

Transfers—surrenders	(15,135)	(8,185)	(20,306)	(1,549)	(6,891)	(1,337)

Transfers—other	(11)	5	17	15	7	(1)

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(36,762)	(2,228)	(23,526)	(2,690)	(2,471)	3,455

NET DECREASE IN NET ASSETS	(72,099)	(20,320)	(64,245)	(5,615)	(4,482)	(2,918)

NET ASSETS

Beginning of Year	142,911	59,798	181,681	12,234	40,470	12,064

End of Year	$70,812	$39,478	$117,436	$6,619	$35,988	$9,146

(1)  Formerly named Strategic Value Variable Account.

See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

FINANCIAL HIGHLIGHTS

Selected accumulation unit value (AUV), total units outstanding, total net assets, ratios of investment income and expenses to average daily net assets, and total returns for each period or year ended are presented in the table below.

For the Period or Year Ended	AUV at End of Period/ Year	Number of Units Outstanding	Total Net Assets (in $000's)	Ratios of Investment Income to Average Net Assets (1)	Ratios of Expenses to Average Net Assets (1)	Total Returns (2)

Blue Chip

06/30/2003 (Unaudited)	$6.49	11,075,266	$71,854	0.00%	1.25%	10.30%

2002	5.88	12,794,576	75,259	0.11%	1.25%	(26.86%)

01/02/2001 – 12/31/2001	8.04	13,611,930	109,474	0.11%	1.25%	(19.58%)

Aggressive Growth

06/30/2003 (Unaudited)	$6.56	725,646	$4,762	0.00%	1.25%	7.99%

2002	6.08	527,332	3,204	0.00%	1.25%	(23.30%)

01/02/2001 – 12/31/2001	7.92	2,268,467	17,972	0.00%	1.25%	(20.77%)

Diversified Research

06/30/2003 (Unaudited)	$9.05	2,921,546	$26,451	0.00%	1.25%	15.66%

2002	7.83	2,866,659	22,441	0.29%	1.25%	(25.14%)

2001	10.46	2,773,119	28,999	0.23%	1.25%	(3.96%)

Small-Cap Equity

06/30/2003 (Unaudited)	$29.86	1,036,035	$30,935	0.00%	1.25%	15.86%

2002	25.77	1,055,078	27,190	0.45%	1.25%	(24.53%)

2001	34.15	1,403,861	47,939	14.91%	1.25%	(3.77%)

International Large-Cap

06/30/2003 (Unaudited)	$5.39	12,611,099	$68,035	0.00%	1.25%	6.02%

2002	5.09	12,292,762	62,550	0.94%	1.25%	(18.65%)

2001	6.25	15,304,319	95,728	0.84%	1.25%	(19.31%)

Short Duration Bond (3)

05/01/2003 – 06/30/2003 (Unaudited)	$10.02	5,625,266	$56,374	1.72%	1.25%	0.22%

I-Net Tollkeeper

06/30/2003 (Unaudited)	$3.21	2,023,583	$6,487	0.00%	1.25%	20.43%

2002	2.66	1,675,888	4,461	0.00%	1.25%	(39.38%)

2001	4.39	2,089,045	9,173	0.00%	1.25%	(34.72%)

Financial Services

06/30/2003 (Unaudited)	$8.50	822,032	$6,991	0.00%	1.25%	10.10%

2002	7.72	628,358	4,853	0.20%	1.25%	(15.65%)

01/02/2001 – 12/31/2001	9.16	823,451	7,540	0.35%	1.25%	(8.43%)

Health Sciences

06/30/2003 (Unaudited)	$7.96	1,063,927	$8,474	0.00%	1.25%	15.35%

2002	6.91	870,570	6,011	0.00%	1.25%	(24.26%)

01/02/2001 – 12/31/2001	9.12	1,126,834	10,273	0.00%	1.25%	(8.83%)

Technology

06/30/2003 (Unaudited)	$3.60	1,387,145	$5,000	0.00%	1.25%	16.62%

2002	3.09	1,149,444	3,553	0.00%	1.25%	(47.01%)

01/02/2001 – 12/31/2001	5.83	1,054,641	6,152	0.00%	1.25%	(41.67%)

Telecommunications

06/30/2003 (Unaudited)	$3.21	270,215	$867	0.00%	1.25%	16.64%

2002	2.75	520,588	1,432	0.01%	1.25%	(47.72%)

01/02/2001 – 12/31/2001	5.26	322,367	1,696	0.09%	1.25%	(47.38%)

Growth LT

06/30/2003 (Unaudited)	$25.66	11,232,654	$288,207	0.00%	1.25%	15.35%

2002	22.24	13,242,258	294,557	1.03%	1.25%	(29.86%)

2001	31.71	17,994,286	570,631	16.84%	1.25%	(30.44%)

Focused 30

06/30/2003 (Unaudited)	$5.83	781,837	$4,560	0.00%	1.25%	18.73%

2002	4.91	754,441	3,706	0.16%	1.25%	(30.29%)

2001	7.05	1,267,953	8,934	0.07%	1.25%	(14.44%)

Mid-Cap Value

06/30/2003 (Unaudited)	$13.25	5,834,135	$77,294	0.00%	1.25%	9.28%

2002	12.12	6,501,783	78,822	7.04%	1.25%	(15.52%)

2001	14.35	9,519,914	136,622	3.42%	1.25%	11.89%

See Notes to Financial Statements	See explanation of references on G-3

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

FINANCIAL HIGHLIGHTS (Continued)

For the Period or Year Ended	AUV at End of Period/ Year	Number of Units Outstanding	Total Net Assets (in $000's)	Ratios of Investment Income to Average Net Assets (1)	Ratios of Expenses to Average Net Assets (1)	Total Returns (2)

International Value

06/30/2003 (Unaudited)	$12.54	15,691,974	$196,730	0.00%	1.25%	6.16%

2002	11.81	17,184,202	202,930	0.84%	1.25%	(14.98%)

2001	13.89	22,426,166	311,488	2.65%	1.25%	(22.85%)

Capital Opportunities

06/30/2003 (Unaudited)	$6.79	2,637,418	$17,917	0.00%	1.25%	12.61%

2002	6.03	3,127,234	18,866	0.18%	1.25%	(27.69%)

01/02/2001 – 12/31/2001	8.34	3,693,166	30,812	0.17%	1.25%	(16.57%)

Global Growth

06/30/2003 (Unaudited)	$7.34	297,266	$2,182	0.00%	1.25%	9.95%

2002	6.68	316,264	2,112	0.00%	1.25%	(20.49%)

01/02/2001 – 12/31/2001	8.40	328,537	2,759	0.00%	1.25%	(16.03%)

Equity Index

06/30/2003 (Unaudited)	$27.93	8,357,824	$233,395	0.00%	1.25%	10.92%

2002	25.18	10,053,324	253,107	9.54%	1.25%	(23.31%)

2001	32.83	13,363,360	438,710	1.40%	1.25%	(13.25%)

Small-Cap Index

06/30/2003 (Unaudited)	$10.27	3,477,983	$35,719	0.00%	1.25%	17.01%

2002	8.78	4,035,481	35,421	0.78%	1.25%	(22.17%)

2001	11.28	2,361,793	26,635	8.50%	1.25%	0.46%

Multi-Strategy

06/30/2003 (Unaudited)	$26.07	3,936,156	$102,608	0.00%	1.25%	9.13%

2002	23.89	4,399,716	105,095	3.02%	1.25%	(14.15%)

2001	27.82	5,985,636	166,538	2.68%	1.25%	(2.39%)

Main Street Core (4)

06/30/2003 (Unaudited)	$24.19	8,290,632	$200,512	0.00%	1.25%	9.57%

2002	22.07	8,390,555	185,196	0.67%	1.25%	(29.29%)

2001	31.22	11,756,550	366,993	1.72%	1.25%	(10.01%)

Emerging Markets

06/30/2003 (Unaudited)	$6.40	4,434,127	$28,359	0.00%	1.25%	14.34%

2002	5.59	5,080,084	28,415	0.51%	1.25%	(4.27%)

2001	5.84	7,233,057	42,264	0.13%	1.25%	(9.82%)

Inflation Managed

06/30/2003 (Unaudited)	$24.64	7,602,370	$187,353	0.00%	1.25%	5.51%

2002	23.36	8,405,588	196,324	2.47%	1.25%	14.02%

2001	20.48	5,619,239	115,108	3.65%	1.25%	2.96%

Managed Bond

06/30/2003 (Unaudited)	$25.36	12,423,839	$315,060	3.91%	1.25%	5.42%

2002	24.06	15,775,303	379,484	5.30%	1.25%	9.55%

2001	21.96	22,535,629	494,830	5.12%	1.25%	5.99%

Small-Cap Value (3)

05/01/2003 – 06/30/2003 (Unaudited)	$10.71	1,783,200	$19,090	0.00%	1.25%	7.05%

Money Market

06/30/2003 (Unaudited)	$14.80	8,059,568	$119,314	0.87%	1.25%	(0.18%)

2002	14.83	11,037,212	163,686	1.40%	1.25%	0.15%

2001	14.81	14,945,680	221,311	3.71%	1.25%	2.57%

High Yield Bond

06/30/2003 (Unaudited)	$23.41	4,975,392	$116,451	7.46%	1.25%	11.69%

2002	20.96	4,608,773	96,579	8.70%	1.25%	(4.21%)

2001	21.88	5,987,487	130,989	9.73%	1.25%	0.08%

Equity Income

06/30/2003 (Unaudited)	$9.32	1,340,188	$12,497	0.00%	1.25%	9.18%

01/02/2002 – 12/31/2002	8.54	1,642,668	14,029	1.48%	1.25%	(14.60%)

Research

06/30/2003 (Unaudited)	$8.51	119,473	$1,017	0.00%	1.25%	9.35%

01/02/2002 – 12/31/2002	7.79	253,435	1,973	1.05%	1.25%	(22.13%)

See Notes to Financial Statements	See explanation of references on G-3

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

FINANCIAL HIGHLIGHTS (Continued)

For the Period or Year Ended	AUV at End of Period/ Year	Number of Units Outstanding	Total Net Assets (in $000's)	Ratios of Investment Income to Average Net Assets (1)	Ratios of Expenses to Average Net Assets (1)	Total Returns (2)

Equity

06/30/2003 (Unaudited)	$14.46	4,667,952	$67,477	0.00%	1.25%	9.72%

2002	13.17	5,374,870	70,812	0.31%	1.25%	(27.42%	)

2001	18.15	7,872,674	142,911	5.99%	1.25%	(22.74%	)

Aggressive Equity

06/30/2003 (Unaudited)	$8.14	4,572,029	$37,210	0.00%	1.25%	12.09%

2002	7.26	5,437,137	39,478	0.00%	1.25%	(26.03%	)

2001	9.82	6,092,175	59,798	0.00%	1.25%	(18.28%	)

Large-Cap Value

06/30/2003 (Unaudited)	$10.32	11,635,804	$120,109	0.00%	1.25%	13.75%

2002	9.07	12,940,961	117,436	0.90%	1.25%	(23.92%	)

2001	11.93	15,232,214	181,681	4.35%	1.25%	(4.85%	)

Comstock (5)

06/30/2003 (Unaudited)	$7.54	3,391,219	$25,580	0.00%	1.25%	13.05%

2002	6.67	992,013	6,619	0.12%	1.25%	(23.12%	)

2001	8.68	1,409,565	12,234	0.37%	1.25%	(10.99%	)

Real Estate

06/30/2003 (Unaudited)	$15.46	2,337,881	$36,138	0.00%	1.25%	13.39%

2002	13.63	2,639,881	35,988	5.30%	1.25%	(1.56%	)

2001	13.85	2,922,345	40,470	3.70%	1.25%	7.19%

Mid-Cap Growth

06/30/2003 (Unaudited)	$4.72	1,736,009	$8,188	0.00%	1.25%	12.44%

2002	4.19	2,180,363	9,146	0.00%	1.25%	(47.69%	)

01/02/2001 – 12/31/2001	8.02	1,504,437	12,064	0.00%	1.25%	(19.81%	)

(1)	The ratios of investment income and expenses to average daily net assets for periods of less than one full year are annualized.

(2)	Total returns reflect a deduction for mortality and expense risk charges assessed through the daily accumulation unit value calculation and these charges are assessed at an annual rate of 1.25% of the average daily net assets of each Variable Account as discussed in Note 3 to Financial Statements. Total returns do not include deductions at the separate account or contract level for any premium loads, administrative charges, maintenance fees, premium tax charges, surrender charges, or other charges that may be incurred under a contract which, if incurred, would have resulted in lower returns. Total returns for periods of less than one full year are not annualized.

(3)	Operations commenced during 2003 (See Note 1 to Financial Statements).

(4)	The Main Street Core Variable Account was formerly named Large-Cap Core Variable Account.

(5)	The Comstock Variable Account was formerly named Strategic Value Variable Account.

See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

(Unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES

The Pacific Select Variable Annuity Separate Account (the “Separate Account”) is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and as of June 30, 2003 is comprised of thirty-five subaccounts called Variable Accounts: the Blue Chip, Aggressive Growth, Diversified Research, Small-Cap Equity, International Large-Cap, Short Duration Bond, I-Net TollkeeperSM, Financial Services, Health Sciences, Technology, Telecommunications, Growth LT, Focused 30, Mid-Cap Value, International Value, Capital Opportunities, Global Growth, Equity Index, Small-Cap Index, Multi-Strategy, Main Street® Core (formerly Large-Cap Core), Emerging Markets, Inflation Managed, Managed Bond, Small-Cap Value, Money Market, High Yield Bond, Equity Income, Research, Equity, Aggressive Equity, Large-Cap Value, Comstock (formerly Strategic Value), Real Estate, and Mid-Cap Growth Variable Accounts. (I-Net Tollkeeper is a service mark of Goldman, Sachs & Co., and Main Street is a registered trademark of Oppenheimer Funds.) The assets in each Variable Account invest in shares of the corresponding portfolios of Pacific Select Fund (the “Fund”), each of which pursues different investment objectives and policies. The financial statements of the Fund, including the schedules of investments, are included in Sections A through E of this brochure and should be read in conjunction with the Separate Account’s financial statements.

The Separate Account organized and registered with the Securities and Exchange Commission two new Variable Accounts that began operations in 2003: the Short Duration Bond and Small-Cap Value Variable Accounts. Both Variable Accounts commenced operations on May 1, 2003.

The Separate Account was established by Pacific Life Insurance Company (“Pacific Life”) on November 30, 1989 and commenced operations on July 24, 1990. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the other assets and liabilities of Pacific Life. The assets of the Separate Account will not be charged with any liabilities arising out of any other business conducted by Pacific Life, but the obligations of the Separate Account, including benefits related to variable annuities, are obligations of Pacific Life.

The Separate Account held by Pacific Life represents funds from individual flexible premium variable accumulation deferred annuity contracts (the “Contracts”). The assets of the Separate Account are carried at market value.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America for investment companies which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.

A. Valuation of Investments

Investments in shares of the Fund are valued at the reported net asset values of the respective portfolios. Valuation of securities held by the Fund is discussed in the notes to its financial statements.

B. Security Transactions and Investment Income

Transactions are recorded on the trade date. Realized gains and losses on sales of investments are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date.

C. Federal Income Taxes

The operations of the Separate Account will be reported on the Federal income tax return of Pacific Life, which is taxed as a life insurance company under the provisions of the Tax Reform Act of 1986. Under current tax law, no Federal income taxes are expected to be paid by Pacific Life with respect to the operations of the Separate Account.

2. DIVIDENDS

During the six-month period ended June 30, 2003, the Fund declared dividends for the Short Duration Bond, Managed Bond, Money Market, and High Yield Bond Portfolios. The amounts accrued by the Separate Account for its share of the dividends were reinvested in additional full and fractional shares of the related portfolios.

3. CHARGES AND EXPENSES

Pacific Life charges the Separate Account daily for mortality and expense risks assumed with respect to the Contracts funded by the Separate Account at an annual rate of 1.25% of the average daily net assets of each Variable Account. Under the Contracts, Pacific Life makes certain deductions from the net assets of each Variable Account for administrative expenses, contract maintenance, any state and local tax charges, and any surrender charges. The operating expenses of the Separate Account are paid by Pacific Life.

4. RELATED PARTY AGREEMENT

Pacific Select Distributors, Inc., a wholly-owned subsidiary of Pacific Life, serves as principal underwriter of variable annuity contracts funded by interests in the Separate Account, without remuneration from the Separate Account.

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

5. SEPARATE ACCOUNT'S COST OF INVESTMENTS IN THE FUND SHARES

The cost of investments in the Fund shares are determined on an identified cost basis, which represents the amount available for investment (including reinvested distributions of net investment income and realized gains) in such shares after deduction of mortality and expense risk charges (M&E). A reconciliation of total cost and market value of the Separate Account's investments in the Fund as of June 30, 2003, were as follows (amounts in thousands):

	Variable Accounts

	Blue Chip	Aggressive Growth	Diversified Research	Small-Cap Equity	International Large-Cap	Short Duration Bond (1)

Total cost of investments at beginning of period	$111,794	$3,639	$26,878	$34,329	$88,839	$—
Add: Total net proceeds from policy and M&E transactions	5,662	2,271	4,384	5,120	8,058	56,478
Reinvested distributions from the Fund	—	—	—	—	—	159

Sub-Total	117,456	5,910	31,262	39,449	96,897	56,637
Less: Cost of investments disposed during the period	24,770	1,309	4,817	7,153	11,351	331

Total cost of investments at end of period	92,686	4,601	26,445	32,296	85,546	56,306
Add: Unrealized depreciation (appreciation)	(20,832)	161	6	(1,361)	(17,511)	68

Total market value of investments at end of period	$71,854	$4,762	$26,451	$30,935	$68,035	$56,374

	I-Net	Financial	Health	Tech-	Telecom-	Growth
	Tollkeeper	Services	Sciences	nology	munications	LT

Total cost of investments at beginning of period	$6,656	$5,173	$6,595	$4,613	$1,795	$339,420
Add: Total net proceeds from policy and M&E transactions	2,979	3,928	4,373	18,579	787	11,829
Reinvested distributions from the Fund	—	—	—	—	—	—

Sub-Total	9,635	9,101	10,968	23,192	2,582	351,249
Less: Cost of investments disposed during the period	3,685	2,649	3,131	18,839	1,830	70,615

Total cost of investments at end of period	5,950	6,452	7,837	4,353	752	280,634
Add: Unrealized appreciation	537	539	637	647	115	7,573

Total market value of investments at end of period	$6,487	$6,991	$8,474	$5,000	$867	$288,207

				Capital
	Focused	Mid-Cap	International	Opportuni-	Global	Equity
	30	Value	Value	ties	Growth	Index

Total cost of investments at beginning of period	$5,507	$77,088	$263,521	$26,348	$2,490	$227,924
Add: Total net proceeds from policy and M&E transactions	939	10,215	12,609	1,565	285	17,105
Reinvested distributions from the Fund	—	—	—	—	—	—

Sub-Total	6,446	87,303	276,130	27,913	2,775	245,029
Less: Cost of investments disposed during the period	1,292	19,926	44,746	7,542	507	61,765

Total cost of investments at end of period	5,154	67,377	231,384	20,371	2,268	183,264
Add: Unrealized depreciation (appreciation)	(594)	9,917	(34,654)	(2,454)	(86)	50,131

Total market value of investments at end of period	$4,560	$77,294	$196,730	$17,917	$2,182	$233,395

	Small-Cap	Multi-	Main Street	Emerging	Inflation	Managed
	Index	Strategy	Core (2)	Markets	Managed	Bond

Total cost of investments at beginning of period	$41,255	$113,780	$217,127	$32,160	$172,957	$346,965
Add: Total net proceeds from policy and M&E transactions	5,657	1,811	21,918	2,413	21,658	5,546
Reinvested distributions from the Fund	—	—	—	—	—	6,896

Sub-Total	46,912	115,591	239,045	34,573	194,615	359,407
Less: Cost of investments disposed during the period	12,930	15,655	30,947	8,023	40,766	83,280

Total cost of investments at end of period	33,982	99,936	208,098	26,550	153,849	276,127
Add: Unrealized appreciation (depreciation)	1,737	2,672	(7,586)	1,809	33,504	38,933

Total market value of investments at end of period	$35,719	$102,608	$200,512	$28,359	$187,353	$315,060

(1) Operations commenced during 2003 (See Note 1 to Financial Statements).

(2) The Main Street Core Variable Account was formerly named Large-Cap Core Variable Account.

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

	Variable Accounts

	Small-Cap	Money	High Yield	Equity
	Value (1)	Market	Bond	Income	Research	Equity

Total cost of investments at beginning of period	$—	$163,118	$116,059	$14,951	$1,996	$98,456
Add: Total net proceeds from policy and M&E transactions	17,952	98,217	18,301	1,459	311	11,617
Reinvested distributions from the Fund	—	647	3,871	—	—	—

Sub-Total	17,952	261,982	138,231	16,410	2,307	110,073
Less: Cost of investments disposed during the period	133	143,080	13,645	4,879	1,399	31,991

Total cost of investments at end of period	17,819	118,902	124,586	11,531	908	78,082
Add: Unrealized appreciation (depreciation)	1,271	412	(8,135)	966	109	(10,605)

Total market value of investments at end of period	$19,090	$119,314	$116,451	$12,497	$1,017	$67,477

	Aggressive	Large-Cap		Real	Mid-Cap
	Equity	Value	Comstock (2)	Estate	Growth

Total cost of investments at beginning of period	$53,840	$156,944	$8,187	$31,858	$13,077
Add: Total net proceeds from policy and M&E transactions	6,921	3,151	18,150	3,282	8,933
Reinvested distributions from the Fund	—	—	—	—	—

Sub-Total	60,761	160,095	26,337	35,140	22,010
Less: Cost of investments disposed during the period	18,779	22,596	1,854	7,513	14,735

Total cost of investments at end of period	41,982	137,499	24,483	27,627	7,275
Add: Unrealized appreciation (depreciation)	(4,772)	(17,390)	1,097	8,511	913

Total market value of investments at end of period	$37,210	$120,109	$25,580	$36,138	$8,188

(1) Operations commenced during 2003 (See Note 1 to Financial Statements).

(2) The Comstock Variable Account was formerly named Strategic Value Variable Account.

Semi-Annual Reports

as of June 30, 2003

•  Pacific Select Fund

•  Pacific Select Variable Annuity

   Separate Account of

   Pacific Life Insurance Company

Accountants

Deloitte & Touche LLP

695 Town Center Drive

Suite 1200

Costa Mesa, CA 92626

Counsel

Dechert LLP

1775 Eye Street, N.W.

Washington, D.C. 20006-2401

Pacific Life Insurance Company

P.O. Box 7187

Pasadena, California 91109-7187

ADDRESS SERVICE REQUESTED

Form No. 142-3A